Earnings Per Common Share - Summary of Information Necessary to Calculate EPS (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Continuing operations, basic	₱ 28,662	₱ 30,695	₱ 25,330
Net income (loss) / Segment profit (loss) - Discontinued operations			(41)
Consolidated net income attributable to common shares, basic	28,662	30,695	25,289
Dividends on preferred shares, basic	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, basic	₱ 28,603	₱ 30,636	₱ 25,230
Outstanding common shares at beginning of year, basic	216,056	216,056	216,056
Weighted average number of common shares, basic	216,056		216,056	216,056
EPS from continuing operations, basic	₱ 132.38	₱ 141.8	₱ 116.96
EPS from discontinued operations ,basic			(0.19)
EPS attributable to common equity holders of PLDT, basic	₱ 132.38	₱ 141.8	₱ 116.77
Continuing operations, diluted	₱ 28,662	₱ 30,695	₱ 25,330
Discontinued operations, diluted			(41)
Consolidated net income attributable to common shares, diluted	28,662	30,695	25,289
Dividends on preferred shares, diluted	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, diluted	₱ 28,603	₱ 30,636	₱ 25,230
Weighted average number of common shares, diluted	216,056	216,056	216,056
EPS from continuing operations, diluted	₱ 132.38	₱ 141.8	₱ 116.96
EPS from discontinued operations, diluted			(0.19)
EPS attributable to common equity holders of PLDT, diluted	₱ 132.38	₱ 141.8	₱ 116.77